Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Payroll	$ 302,033	$ 247,662
Other payable	1,042	43,545
Total	$ 303,075	$ 291,207